Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible Assets

Total cost and amortization of intangible assets comprised of the following:

		As of December 31,
	Weighted Average Useful Life	2016	2017
	(In years)	(In thousands)
Intangible assets, net
Customer lists	15	$42,500	$42,500
Developed technology	9.6	42,000	42,000
Trade names and trademarks	17	24,500	24,500
Order backlog	1.5	1,100	1,100
Non-competition agreements and related items	4.4	810	810

Total intangible assets		110,910	110,910
Less: Accumulated amortization		(20,897)	(29,725)

Total intangible assets, net		$90,013	$81,185

The amortization expense of the intangible assets was $9.1 million, $9.1 million and $8.8 million for the years ended December 31, 2015, 2016 and 2017, respectively. Amortization expense is included in the consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017, respectively, as follows: General and administrative expenses of $64,000, $71,000 and $0, research and development expenses of $0 million, $0.2 million and $0.1, sales and marketing expenses of $5.0 million, $4.4 million and $4.3 million, license cost of revenue of $3.7 million, $4.0 million and $4.0 million and subscription cost of revenue of $0.4 million, $0.4 million and $0.4 million. Periodically, the Company evaluates intangible assets for possible impairment. There were no impairments for intangible assets during the years ended December 31, 2015, 2016 and 2017.

The total estimated future amortization expense of these intangible assets as of December 31, 2017 is as follows:

(In thousands)
Year ending December 31,
2018	$8,825
2019	8,825
2020	8,825
2021	8,825
2022	8,825
Thereafter	37,060

Total amortization expense	$81,185